Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000014179
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 31,995	$ 31,315	$ 30,756	$ 29,077	$ 29,352	$ 28,156	$ 29,989	$ 28,982	$ 27,545	$ 27,373	$ 25,947	$ 23,862	$ 24,688	$ 25,689	$ 26,189	$ 25,247	$ 23,494	$ 24,262	$ 24,287	$ 24,604	$ 25,555	$ 24,070	$ 25,057	$ 23,447	$ 21,576	$ 23,455	$ 24,073	$ 22,210	$ 23,924	$ 23,790	$ 25,199	$ 24,669	$ 24,565	$ 26,458	$ 24,708	$ 25,648	$ 24,135	$ 25,300	$ 25,069	$ 24,747	$ 24,996	$ 24,971	$ 23,516	$ 22,253	$ 20,976	$ 21,701	$ 20,431	$ 18,046	$ 17,906	$ 18,764	$ 17,912	$ 17,364	$ 17,299	$ 16,133	$ 14,213	$ 17,381	$ 19,295	$ 19,558	$ 19,277	$ 18,652	$ 18,891	$ 18,744	$ 18,798	$ 18,396	$ 17,199	$ 17,770	$ 16,889	$ 16,606	$ 15,714	$ 14,583	$ 16,244	$ 15,722	$ 17,444	$ 17,469	$ 16,724	$ 16,172	$ 16,035	$ 15,600	$ 15,605	$ 15,499	$ 16,106	$ 15,443	$ 15,395	$ 14,677	$ 14,184	$ 13,755	$ 13,940	$ 13,711	$ 13,364	$ 13,198	$ 13,061	$ 13,037	$ 12,412	$ 12,412	$ 12,202	$ 11,591	$ 12,117	$ 12,206	$ 12,122	$ 11,934	$ 12,014	$ 11,670	$ 11,553	$ 10,805	$ 10,617	$ 11,186	$ 11,465	$ 11,167	$ 10,422	$ 10,807	$ 11,434	$ 11,145	$ 10,912	$ 10,733	$ 10,834	$ 10,741	$ 10,071	$ 10,220	$ 10,294	$ 10,035	$ 9,475
C000081644
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 31,812	30,674	30,152	28,524	28,810	27,654	29,476	28,503	27,101	26,957	25,565	23,523	24,352	25,348	25,871	24,953	23,227	24,006	24,046	24,371	25,328	23,878	24,876	23,287	21,448	23,322	23,952	22,113	23,831	23,719	25,135	24,625	24,530	26,447	24,705	25,663	24,166	25,348	25,139	24,824	25,094	25,086	23,641	22,384	21,104	21,852	20,588	18,191	18,066	18,943	18,093	17,543	17,498	16,327	14,390	17,609	19,564	19,839	19,567	18,943	19,197	19,064	19,131	18,737	17,526	18,120	17,229	16,951	16,049	14,904	16,608	16,093	17,864	17,897	17,147	16,592	16,463	16,026	16,042	15,941	16,580	15,908	15,861	15,133	14,632	14,200	14,400	14,174	13,823	13,661	13,526	13,510	12,874	12,879	12,669	12,037	12,597	12,695	12,618	12,431	12,519	12,172	12,058	11,286	11,095	11,695	11,997	11,689	10,915	11,323	11,992	11,699	11,458	11,280	11,391	11,299	10,602	10,765	10,851	10,581	10,000
C000014180
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,461,218	3,386,127	3,325,243	3,142,588	3,172,250	3,042,675	3,240,160	3,130,099	2,974,765	2,955,251	2,800,848	2,574,716	2,663,499	2,770,495	2,825,131	2,721,929	2,532,980	2,614,934	2,617,211	2,650,599	2,753,042	2,592,169	2,698,620	2,524,226	2,322,261	2,523,537	2,589,710	2,389,123	2,572,478	2,558,002	2,708,270	2,651,058	2,639,340	2,842,684	2,653,253	2,754,088	2,590,773	2,715,734	2,690,370	2,655,128	2,681,734	2,678,605	2,522,079	2,385,974	2,248,015	2,325,325	2,189,199	1,932,920	1,917,923	2,009,183	1,917,384	1,857,873	1,851,202	1,726,039	1,520,220	1,858,987	2,063,164	2,090,413	2,059,981	1,992,776	2,017,805	2,002,159	2,007,393	1,964,149	1,835,913	1,896,355	1,801,995	1,771,245	1,675,865	1,554,946	1,731,388	1,675,636	1,858,942	1,860,925	1,781,727	1,722,571	1,707,399	1,660,459	1,660,952	1,649,244	1,713,739	1,642,865	1,636,816	1,560,676	1,507,690	1,461,815	1,481,228	1,456,614	1,419,731	1,401,269	1,386,626	1,383,802	1,317,105	1,317,092	1,294,405	1,229,058	1,284,796	1,293,924	1,284,781	1,264,684	1,272,899	1,236,345	1,223,562	1,144,066	1,123,973	1,184,292	1,213,198	1,181,086	1,102,291	1,142,980	1,208,940	1,178,120	1,153,291	1,134,030	1,144,313	1,134,463	1,063,371	1,079,217	1,086,451	1,059,019	1,000,000
C000080480
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 32,928	32,229	31,654	29,929	30,231	28,996	30,900	29,863	28,383	28,223	26,752	24,609	25,466	26,497	27,026	26,059	24,253	25,047	25,083	25,411	26,406	24,873	25,905	24,245	22,310	24,253	24,901	22,982	24,755	24,626	26,092	25,541	25,444	27,412	25,599	26,580	25,016	26,232	25,997	25,670	25,934	25,912	24,412	23,104	21,782	22,542	21,227	18,750	18,612	19,504	18,625	18,054	17,991	16,780	14,784	18,092	20,087	20,363	20,078	19,430	19,680	19,535	19,593	19,179	17,936	18,537	17,620	17,328	16,400	15,220	16,958	16,420	18,222	18,249	17,479	16,903	16,762	16,312	16,322	16,214	16,854	16,165	16,114	15,367	14,854	14,410	14,603	14,368	14,008	13,835	13,694	13,673	13,019	13,024	12,804	12,165	12,724	12,814	12,729	12,538	12,623	12,266	12,145	11,360	11,164	11,768	12,061	11,747	10,970	11,377	12,042	11,738	11,494	11,307	11,415	11,321	10,614	10,778	10,857	10,585	10,000
C000142448
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,450,989	17,075,303	16,767,746	15,845,072	15,996,904	15,338,964	16,331,714	15,778,888	14,992,475	14,895,146	14,116,205	12,977,375	13,423,826	13,961,082	14,233,494	13,715,155	12,761,716	13,174,116	13,185,467	13,351,940	13,866,495	13,056,828	13,591,180	12,713,997	11,695,776	12,710,557	13,040,791	12,029,450	12,951,352	12,879,114	13,635,899	13,343,505	13,285,026	14,310,126	13,357,384	13,861,028	13,039,130	13,669,458	13,539,684	13,360,320	13,493,191	13,474,370	12,686,279	12,003,469	11,308,455	11,697,807	11,012,023	9,722,752	9,644,820	10,103,526	9,642,021	9,341,720	9,305,422	8,674,387	7,640,154	9,341,643	10,367,494	10,506,517	10,353,159	10,014,666	10,137,101	10,058,835	10,084,787	9,866,132	9,222,853	9,525,020	9,051,018	8,894,787	8,415,567	7,806,171	8,692,638	8,411,759	9,330,120	9,339,756	8,941,625	8,643,521	8,567,889	8,330,954	8,333,488	8,272,331	8,597,194	8,240,721	8,210,639	7,825,488	7,560,722	7,331,527	7,426,034	7,303,237	7,116,425	7,024,328	6,951,067	6,936,795	6,601,144	6,601,106	6,487,638	6,158,842	6,437,362	6,482,973	6,435,048	6,334,576	6,375,612	6,190,606	6,128,922	5,729,239	5,628,760	5,927,864	6,074,488	5,911,759	5,517,893	5,719,111	6,050,903	5,896,736	5,770,452	5,674,077	5,725,473	5,674,104	5,318,804	5,397,997	5,434,150	5,297,050	5,000,000
C000014177
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 37,306	36,979	36,542	35,718	34,893	33,732	35,028	34,691	33,329	32,925	31,621	28,366	29,021	30,883	30,748	29,809	28,148	28,433	28,048	26,672	27,679	26,286	27,345	25,638	24,249	26,559	27,948	25,588	27,128	27,446	29,354	28,199	30,224	33,035	31,465	31,760	29,956	31,596	30,530	28,758	27,741	27,872	25,953	25,034	24,575	25,395	25,029	22,794	23,267	23,822	22,451	21,146	21,114	19,792	17,393	19,156	20,461	20,004	19,521	19,000	18,869	18,934	18,592	18,331	17,256	17,745	17,158	16,490	15,594	14,486	15,574	15,167	15,868	15,686	15,181	14,523	14,298	14,032	13,920	14,060	14,396	13,345	13,253	12,913	12,499	12,122	12,018	11,811	12,009	11,584	11,189	11,085	10,821	10,500	10,432	10,302	10,472	10,472	10,570	10,098	10,318	10,033	10,163	9,562	9,586	10,180	10,323	10,370	9,490	9,745	10,303	10,054	10,283	10,102	10,061	10,330	9,692	9,927	10,017	9,818	9,475
C000102330
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 37,109	36,253	35,842	35,057	34,273	33,152	34,441	34,123	32,797	32,442	31,177	27,990	28,642	30,506	30,375	29,481	27,841	28,139	27,785	26,443	27,449	26,089	27,154	25,481	24,124	26,429	27,823	25,481	27,042	27,377	29,291	28,157	30,202	33,027	31,469	31,796	29,996	31,669	30,614	28,869	27,851	27,997	26,106	25,197	24,743	25,579	25,228	22,987	23,475	24,054	22,680	21,397	21,361	20,042	17,638	19,428	20,747	20,313	19,832	19,309	19,183	19,273	18,930	18,678	17,595	18,118	17,504	16,837	15,935	14,816	15,932	15,533	16,254	16,085	15,579	14,919	14,688	14,428	14,305	14,474	14,827	13,752	13,658	13,314	12,899	12,525	12,423	12,221	12,424	11,999	11,594	11,493	11,230	10,906	10,833	10,711	10,894	10,903	11,007	10,520	10,755	10,468	10,616	9,990	10,025	10,651	10,803	10,860	9,947	10,221	10,810	10,558	10,803	10,623	10,580	10,874	10,206	10,465	10,564	10,362	10,000
C000014178
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 4,035,982	4,000,283	3,952,288	3,862,558	3,772,828	3,645,537	3,785,348	3,747,787	3,599,628	3,555,807	3,414,931	3,062,234	3,132,773	3,331,943	3,315,346	3,215,761	3,035,263	3,064,309	3,022,815	2,875,513	2,981,322	2,829,870	2,945,377	2,761,291	2,612,368	2,860,574	3,007,429	2,753,018	2,918,488	2,951,583	3,156,352	3,030,181	3,247,361	3,549,345	3,380,047	3,412,392	3,216,301	3,392,177	3,276,948	3,086,916	2,975,721	2,989,883	2,783,670	2,684,622	2,634,082	2,721,016	2,681,964	2,440,875	2,491,103	2,551,377	2,402,715	2,264,101	2,260,080	2,117,436	1,862,297	2,049,134	2,187,760	2,139,539	2,087,727	2,031,566	2,015,532	2,021,556	1,985,458	1,957,381	1,841,069	1,895,220	1,831,044	1,758,847	1,664,586	1,546,256	1,660,240	1,616,331	1,690,646	1,672,069	1,618,025	1,547,093	1,521,755	1,494,737	1,481,226	1,496,424	1,531,887	1,420,416	1,409,605	1,372,599	1,329,060	1,288,793	1,277,906	1,255,051	1,275,736	1,230,013	1,187,561	1,176,675	1,149,462	1,114,633	1,106,782	1,092,901	1,111,408	1,110,487	1,120,672	1,069,777	1,092,912	1,063,301	1,077,178	1,013,327	1,015,175	1,078,101	1,092,340	1,097,608	1,004,328	1,030,654	1,089,330	1,063,006	1,087,082	1,067,524	1,063,017	1,090,852	1,023,144	1,048,723	1,057,519	1,036,729	1,000,000
C000243416
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,195,289	20,017,863	19,777,816	19,329,032	18,869,810	18,243,600	18,932,432	18,744,568	18,003,553	17,784,379	17,075,603	15,322,397	15,664,739	16,671,017	16,588,025	16,079,699	15,177,161	15,322,397	15,114,917	14,378,363	14,907,437	14,150,135	14,727,707	13,807,225	13,062,566	14,303,665	15,037,982	13,765,855	14,593,254	14,758,734	15,782,641	15,151,749	16,237,710	17,747,714	16,901,177	17,062,911	16,082,400	16,961,827	16,385,651	15,435,465	14,879,505	14,950,264	13,919,211	13,423,902	13,171,193	13,605,852	13,410,568	12,205,124	12,456,258	12,757,619	12,014,262	11,321,132	11,301,041	10,587,820	9,312,058	10,246,277	10,939,407	10,698,319	10,439,101	10,158,319	10,078,095	10,108,179	9,927,676	9,787,284	9,205,663	9,476,418	9,155,523	8,794,517	8,323,203	7,731,553	8,301,402	8,081,833	8,453,411	8,360,517	8,090,278	7,735,589	7,608,915	7,473,795	7,406,236	7,482,240	7,659,585	7,102,217	7,048,183	6,863,135	6,645,430	6,444,053	6,389,627	6,275,332	6,378,742	6,150,152	5,937,890	5,883,464	5,747,399	5,573,235	5,534,015	5,464,608	5,557,150	5,552,523	5,603,421	5,348,931	5,464,608	5,316,541	5,385,947	5,066,677	5,075,932	5,390,575	5,461,784	5,488,114	5,021,681	5,153,336	5,446,737	5,315,083	5,435,453	5,337,652	5,315,083	5,454,260	5,115,720	5,243,613	5,287,595	5,183,645	5,000,000
C000108310
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 29,482	29,554	28,732	27,662	27,330	26,890	28,301	27,604	26,483	25,994	24,811	22,501	23,341	24,674	24,238	23,519	22,121	22,533	22,194	21,992	22,816	21,563	22,237	21,000	19,459	21,083	21,653	19,967	21,797	21,858	23,369	22,579	23,255	24,583	22,904	23,841	23,202	24,472	24,132	23,323	23,316	23,720	22,160	21,493	20,308	21,336	20,519	18,398	18,515	18,728	18,014	17,231	17,629	16,812	15,233	17,396	18,659	18,467	18,285	17,646	17,462	17,618	17,278	16,823	15,789	15,973	15,531	15,082	14,491	13,368	14,555	14,118	15,024	14,829	14,411	13,721	13,538	13,493	13,434	13,564	14,001	13,453	13,467	13,126	12,819	12,594	12,626	12,504	12,427	12,235	12,075	12,120	11,581	11,260	11,174	10,867	11,277	11,296	11,290	10,976	11,078	10,950	10,982	10,321	10,238	10,662	10,959	10,848	10,139	10,307	10,866	10,537	10,624	10,419	10,617	10,649	10,089	10,394	10,285	9,837	9,475
C000108311
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 29,324	28,963	28,177	27,137	26,830	26,414	27,824	27,155	26,061	25,600	24,457	22,193	23,026	24,360	23,948	23,246	21,886	22,307	21,982	21,798	22,632	21,394	22,082	20,860	19,351	20,975	21,549	19,893	21,729	21,803	23,320	22,541	23,238	24,575	22,917	23,870	23,237	24,533	24,205	23,405	23,412	23,831	22,276	21,621	20,446	21,498	20,681	18,554	18,686	18,914	18,200	17,420	17,832	17,015	15,425	17,633	18,922	18,738	18,565	17,924	17,749	17,924	17,596	17,137	16,096	16,292	15,848	15,403	14,806	13,669	14,896	14,457	15,391	15,202	14,777	14,080	13,906	13,864	13,808	13,955	14,415	13,857	13,878	13,542	13,227	13,007	13,042	12,925	12,857	12,665	12,507	12,562	12,013	11,684	11,600	11,291	11,730	11,751	11,757	11,428	11,552	11,422	11,463	10,777	10,695	11,147	11,466	11,360	10,616	10,802	11,399	11,061	11,154	10,948	11,161	11,207	10,617	10,948	10,838	10,373	10,000
C000108312
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,191,725	3,197,895	3,107,789	2,991,691	2,955,302	2,906,783	3,059,270	2,983,026	2,860,864	2,808,013	2,680,249	2,429,530	2,519,857	2,662,522	2,615,248	2,536,740	2,386,477	2,429,530	2,393,231	2,371,282	2,459,076	2,323,164	2,395,289	2,261,776	2,095,679	2,270,518	2,330,122	2,148,925	2,345,221	2,351,579	2,513,702	2,427,078	2,500,192	2,642,447	2,461,869	2,561,564	2,492,373	2,628,524	2,591,324	2,503,506	2,502,048	2,545,219	2,377,068	2,304,892	2,177,649	2,287,782	2,199,799	1,971,483	1,983,718	2,006,028	1,928,971	1,844,707	1,887,203	1,799,326	1,630,059	1,861,263	1,995,963	1,975,060	1,954,572	1,886,055	1,866,070	1,882,459	1,846,057	1,796,822	1,686,218	1,705,486	1,657,667	1,609,139	1,545,631	1,426,462	1,552,358	1,505,800	1,601,625	1,580,399	1,535,231	1,461,322	1,442,153	1,436,669	1,429,818	1,443,502	1,490,037	1,431,175	1,432,584	1,396,183	1,363,152	1,338,898	1,341,594	1,328,789	1,320,041	1,299,835	1,282,305	1,286,359	1,229,746	1,195,376	1,185,737	1,152,732	1,196,531	1,197,877	1,197,196	1,162,845	1,174,305	1,160,157	1,163,523	1,092,787	1,084,036	1,129,173	1,160,465	1,148,074	1,072,367	1,089,994	1,149,387	1,114,148	1,122,624	1,101,082	1,121,975	1,125,238	1,065,190	1,097,172	1,085,696	1,038,015	1,000,000
C000181782
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,018,101	16,047,416	15,597,205	15,008,468	14,826,652	14,584,231	15,346,126	14,965,179	14,354,797	14,086,402	13,443,677	12,186,628	12,637,985	13,355,093	13,118,869	12,722,351	11,967,277	12,186,628	12,001,024	11,891,348	12,330,050	11,650,906	12,011,078	11,339,824	10,505,722	11,383,515	11,681,409	10,771,840	11,756,876	11,788,651	12,598,922	12,165,983	12,531,400	13,242,373	12,336,183	12,838,259	12,488,665	13,172,976	12,987,022	12,548,345	12,537,098	12,752,815	11,908,761	11,551,632	10,911,993	11,462,591	11,018,889	9,877,507	9,938,692	10,050,449	9,661,464	9,240,186	9,452,705	9,009,784	8,163,571	9,319,476	9,992,880	9,888,343	9,786,121	9,443,529	9,343,515	9,425,598	9,243,683	8,997,534	8,441,071	8,537,306	8,298,326	8,055,723	7,738,236	7,138,872	7,771,986	7,535,892	8,014,928	7,908,895	7,683,099	7,313,422	7,217,573	7,190,253	7,156,031	7,224,464	7,457,117	7,159,402	7,166,320	6,984,421	6,815,895	6,697,948	6,711,399	6,644,007	6,603,630	6,499,226	6,411,579	6,435,166	6,148,730	5,976,880	5,928,687	5,763,662	5,982,653	5,989,387	5,985,978	5,814,223	5,871,525	5,800,785	5,817,616	5,463,935	5,420,178	5,645,866	5,802,324	5,740,368	5,361,835	5,449,969	5,746,935	5,570,738	5,613,118	5,505,408	5,609,873	5,626,190	5,325,952	5,485,861	5,428,479	5,190,077	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,175	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,100	2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770	2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633	1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492	1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296	1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079	1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,715,874	16,377,100	16,028,187	15,735,677	15,263,169	14,574,564	15,245,387	14,768,978	14,010,578	13,857,005	13,159,025	12,036,630	12,364,394	12,982,821	13,238,371	12,780,241	11,963,320	11,916,954	11,791,325	11,484,246	11,759,088	11,001,392	11,685,626	11,105,938	10,264,211	11,313,282	11,751,852	10,743,883	11,724,761	11,740,502	12,897,998	12,492,779	12,815,595	13,616,752	13,100,858	13,303,352	12,460,703	13,046,052	12,684,323	12,473,390	12,173,212	12,117,894	11,523,849	11,125,094	10,787,894	10,836,092	10,369,585	9,244,912	9,448,848	9,805,891	9,143,496	8,652,195	8,458,811	8,029,411	7,090,362	8,220,879	8,953,970	8,963,761	8,712,206	8,393,167	8,216,296	8,074,580	8,242,608	8,121,876	7,588,860	8,113,927	7,802,364	7,690,075	7,428,810	6,841,571	7,543,654	7,395,532	7,983,369	7,970,176	7,699,777	7,452,460	7,404,039	7,200,759	7,173,495	7,320,446	7,600,601	7,220,030	7,148,580	6,937,910	6,789,743	6,628,098	6,615,352	6,492,928	6,434,857	6,369,670	6,302,861	6,298,576	6,072,722	5,960,533	5,846,451	5,596,017	5,719,767	5,710,790	5,696,260	5,478,822	5,467,580	5,371,482	5,338,397	4,987,263	4,988,870	5,287,202	5,397,998	5,368,239	4,975,266	5,124,596	5,453,842	5,364,125	5,455,396	5,380,970	5,356,740	5,411,756	5,115,560	5,262,010	5,262,069	5,137,566	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,509,802	3,436,410	3,355,028	3,314,681	3,199,863	3,048,694	3,178,520	3,079,440	2,923,346	2,875,033	2,750,095	2,519,959	2,574,083	2,702,954	2,746,685	2,661,194	2,496,254	2,485,450	2,447,253	2,360,586	2,419,622	2,276,576	2,415,758	2,287,901	2,116,543	2,331,248	2,430,362	2,225,190	2,425,391	2,420,949	2,652,229	2,557,278	2,636,210	2,780,070	2,660,823	2,679,388	2,503,956	2,626,095	2,548,603	2,489,466	2,432,676	2,415,803	2,293,407	2,197,180	2,138,219	2,160,026	2,080,052	1,874,826	1,926,047	2,002,121	1,867,858	1,768,160	1,733,682	1,654,864	1,466,826	1,673,528	1,823,650	1,824,365	1,770,915	1,708,885	1,672,655	1,641,934	1,668,361	1,644,723	1,536,441	1,640,704	1,576,858	1,546,801	1,498,681	1,387,493	1,525,205	1,494,745	1,604,406	1,595,326	1,544,982	1,489,550	1,480,438	1,445,625	1,440,099	1,477,651	1,534,197	1,451,115	1,435,158	1,392,452	1,360,699	1,333,198	1,329,129	1,302,349	1,294,271	1,276,310	1,263,336	1,261,864	1,213,674	1,191,083	1,167,996	1,126,284	1,147,211	1,146,994	1,145,386	1,104,659	1,101,804	1,082,366	1,078,187	1,009,691	1,011,055	1,063,848	1,080,895	1,077,691	993,855	1,019,070	1,084,502	1,062,247	1,083,216	1,069,463	1,059,301	1,076,323	1,017,827	1,049,327	1,051,977	1,024,425	1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,549,010	17,182,051	16,775,142	16,573,404	15,999,315	15,243,472	15,892,598	15,397,200	14,616,731	14,375,166	13,750,474	12,599,793	12,870,413	13,514,769	13,733,426	13,305,972	12,481,269	12,427,252	12,236,263	11,802,928	12,098,109	11,382,878	12,078,791	11,439,506	10,582,715	11,656,238	12,151,812	11,125,950	12,126,954	12,104,747	13,261,143	12,786,390	13,181,050	13,900,352	13,304,113	13,396,940	12,519,782	13,130,477	12,743,017	12,447,332	12,163,381	12,079,016	11,467,035	10,985,900	10,691,094	10,800,130	10,400,259	9,374,129	9,630,234	10,010,603	9,339,290	8,840,801	8,668,410	8,274,320	7,334,131	8,367,642	9,118,249	9,121,825	8,854,576	8,544,423	8,363,277	8,209,670	8,341,807	8,223,617	7,682,204	8,203,522	7,884,290	7,734,005	7,493,405	6,937,466	7,626,026	7,473,724	8,022,031	7,976,628	7,724,910	7,447,752	7,402,192	7,228,124	7,200,496	7,388,255	7,670,986	7,255,575	7,175,790	6,962,259	6,803,497	6,665,990	6,645,646	6,511,747	6,471,356	6,381,550	6,316,678	6,309,318	6,068,368	5,955,415	5,839,981	5,631,422	5,736,055	5,734,970	5,726,930	5,523,293	5,509,018	5,411,832	5,390,933	5,048,455	5,055,275	5,319,238	5,404,477	5,388,453	4,969,274	5,095,351	5,422,512	5,311,235	5,416,080	5,347,317	5,296,507	5,381,614	5,089,134	5,246,634	5,259,884	5,122,126	5,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,682	3,353,969	3,276,309	3,229,313	3,125,857	2,985,281	3,117,957	3,021,109	2,866,324	2,826,900	2,693,913	2,463,805	2,524,828	2,649,337	2,696,507	2,606,861	2,441,938	2,430,617	2,400,868	2,327,249	2,383,978	2,234,187	2,372,122	2,250,381	2,083,300	2,295,717	2,387,384	2,183,970	2,383,596	2,387,225	2,620,848	2,535,294	2,606,829	2,762,584	2,655,041	2,691,141	2,516,526	2,637,686	2,563,492	2,511,323	2,449,934	2,438,359	2,313,806	2,229,436	2,166,646	2,184,639	2,096,028	1,875,208	1,921,546	1,994,438	1,858,062	1,755,280	1,717,304	1,631,237	1,440,841	1,660,241	1,807,984	1,806,034	1,755,343	1,691,421	1,656,318	1,628,098	1,658,473	1,633,111	1,525,981	1,629,842	1,566,577	1,539,770	1,489,343	1,374,182	1,511,880	1,481,726	1,594,562	1,588,530	1,535,617	1,484,388	1,474,851	1,438,141	1,433,270	1,466,557	1,522,451	1,443,228	1,427,316	1,385,077	1,354,021	1,325,788	1,321,654	1,295,989	1,287,003	1,270,784	1,257,490	1,256,696	1,209,864	1,186,015	1,164,145	1,119,991	1,142,265	1,141,362	1,139,847	1,098,019	1,095,538	1,076,683	1,070,860	1,001,121	1,001,464	1,058,434	1,077,824	1,074,275	993,863	1,021,870	1,087,273	1,066,712	1,087,106	1,073,068	1,065,504	1,078,939	1,020,003	1,048,811	1,051,260	1,024,439	1,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,128,412	16,769,843	16,381,545	16,146,566	15,629,285	14,926,406	15,589,787	15,105,546	14,331,619	14,134,500	13,469,565	12,319,025	12,624,140	13,246,684	13,482,533	13,034,306	12,209,690	12,153,085	12,004,339	11,636,247	11,919,888	11,170,935	11,860,608	11,251,906	10,416,501	11,478,585	11,936,918	10,919,848	11,917,980	11,936,123	13,104,242	12,676,471	13,034,145	13,812,922	13,275,204	13,455,705	12,582,631	13,188,430	12,817,462	12,556,614	12,249,671	12,191,796	11,569,029	11,147,182	10,833,229	10,923,193	10,480,138	9,376,042	9,607,730	9,972,192	9,290,310	8,776,399	8,586,519	8,156,187	7,204,204	8,301,203	9,039,919	9,030,172	8,776,713	8,457,106	8,281,591	8,140,488	8,292,367	8,165,557	7,629,906	8,149,208	7,832,884	7,698,850	7,446,716	6,870,911	7,559,398	7,408,628	7,972,811	7,942,650	7,678,084	7,421,942	7,374,255	7,190,705	7,166,348	7,332,785	7,612,256	7,216,139	7,136,580	6,925,383	6,770,105	6,628,940	6,608,269	6,479,944	6,435,013	6,353,922	6,287,449	6,283,479	6,049,322	5,930,076	5,820,723	5,599,953	5,711,324	5,706,808	5,699,236	5,490,094	5,477,689	5,383,416	5,354,298	5,005,604	5,007,322	5,292,168	5,389,121	5,371,377	4,969,316	5,109,352	5,436,367	5,333,562	5,435,531	5,365,338	5,327,519	5,394,697	5,100,015	5,244,055	5,256,301	5,122,197	5,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,659	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,529	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,820	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,978	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,115	13,286	13,457	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721	10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,494	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™Index
Account Value	$ 24,773	24,409	24,472	22,780	23,126	22,203	23,797	22,854	21,675	22,257	20,102	18,442	19,635	20,796	21,646	20,621	19,002	19,341	19,597	20,360	20,850	18,954	20,153	19,337	17,644	19,501	20,034	18,155	20,073	20,006	21,869	21,527	21,287	23,220	22,482	23,461	22,364	23,091	22,578	22,981	22,712	22,665	21,795	21,442	20,129	19,647	18,258	15,700	15,421	15,830	15,144	14,564	14,155	13,182	11,507	14,696	16,041	16,374	16,035	15,375	15,086	14,823	15,441	15,282	14,270	15,363	14,842	14,966	14,291	12,815	14,392	14,126	15,722	15,964	15,307	15,017	14,909	14,239	14,206	14,070	14,674	14,240	14,192	13,740	13,531	12,944	13,052	12,918	12,603	12,746	12,648	12,657	12,360	12,190	11,958	11,021	11,487	11,432	11,342	10,779	10,784	10,561	10,408	9,607	9,540	10,367	10,807	10,599	10,038	10,508	11,169	11,190	11,268	11,032	11,229	11,081	10,458	10,677	10,533	10,443	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,659	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,529	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,820	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,978	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,115	13,286	13,457	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721	10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,494	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™Index
Account Value	$ 24,773	24,409	24,472	22,780	23,126	22,203	23,797	22,854	21,675	22,257	20,102	18,442	19,635	20,796	21,646	20,621	19,002	19,341	19,597	20,360	20,850	18,954	20,153	19,337	17,644	19,501	20,034	18,155	20,073	20,006	21,869	21,527	21,287	23,220	22,482	23,461	22,364	23,091	22,578	22,981	22,712	22,665	21,795	21,442	20,129	19,647	18,258	15,700	15,421	15,830	15,144	14,564	14,155	13,182	11,507	14,696	16,041	16,374	16,035	15,375	15,086	14,823	15,441	15,282	14,270	15,363	14,842	14,966	14,291	12,815	14,392	14,126	15,722	15,964	15,307	15,017	14,909	14,239	14,206	14,070	14,674	14,240	14,192	13,740	13,531	12,944	13,052	12,918	12,603	12,746	12,648	12,657	12,360	12,190	11,958	11,021	11,487	11,432	11,342	10,779	10,784	10,561	10,408	9,607	9,540	10,367	10,807	10,599	10,038	10,508	11,169	11,190	11,268	11,032	11,229	11,081	10,458	10,677	10,533	10,443	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,321,014	2,304,905	2,339,857	2,124,055	2,143,887	2,041,472	2,196,034	2,120,136	2,006,675	2,087,880	1,860,551	1,706,130	1,831,002	1,945,541	2,047,998	1,929,974	1,784,861	1,801,503	1,834,484	1,926,533	1,959,633	1,785,598	1,909,531	1,865,946	1,680,898	1,859,062	1,897,898	1,718,484	1,872,483	1,869,657	2,075,343	2,049,831	2,028,180	2,244,241	2,195,204	2,290,655	2,197,188	2,263,940	2,214,407	2,297,362	2,253,698	2,249,061	2,202,805	2,180,900	2,052,950	1,954,590	1,798,978	1,518,990	1,487,830	1,539,245	1,457,145	1,417,900	1,369,492	1,285,818	1,130,534	1,444,338	1,577,101	1,629,357	1,583,692	1,521,078	1,482,046	1,451,838	1,527,245	1,518,502	1,418,263	1,537,867	1,487,341	1,519,136	1,444,062	1,298,035	1,473,008	1,449,961	1,626,641	1,666,729	1,597,846	1,570,475	1,559,302	1,470,068	1,457,468	1,438,858	1,496,817	1,458,695	1,464,606	1,423,580	1,411,547	1,328,629	1,345,750	1,335,825	1,291,191	1,318,004	1,303,707	1,302,003	1,277,352	1,272,333	1,237,655	1,113,487	1,169,065	1,156,187	1,136,096	1,072,085	1,072,762	1,049,130	1,032,919	956,573	956,616	1,048,846	1,104,292	1,069,502	1,012,460	1,064,697	1,136,090	1,149,449	1,140,905	1,115,440	1,144,631	1,125,032	1,061,985	1,097,281	1,066,875	1,065,919	1,000,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™Index
Account Value	$ 2,477,257	2,440,917	2,447,208	2,277,965	2,312,621	2,220,266	2,379,687	2,285,368	2,167,467	2,225,682	2,010,237	1,844,222	1,963,479	2,079,622	2,164,609	2,062,089	1,900,217	1,934,130	1,959,696	2,036,017	2,084,950	1,895,435	2,015,295	1,933,662	1,764,382	1,950,135	2,003,386	1,815,537	2,007,319	2,000,565	2,186,894	2,152,668	2,128,693	2,321,961	2,248,221	2,346,096	2,236,438	2,309,063	2,257,812	2,298,066	2,271,221	2,266,527	2,179,457	2,144,191	2,012,875	1,964,732	1,825,755	1,569,996	1,542,070	1,582,997	1,514,431	1,456,398	1,415,517	1,318,153	1,150,713	1,469,615	1,604,124	1,637,369	1,603,462	1,537,475	1,508,595	1,482,317	1,544,087	1,528,191	1,426,954	1,536,254	1,484,244	1,496,570	1,429,077	1,281,536	1,439,242	1,412,563	1,572,176	1,596,362	1,530,706	1,501,652	1,490,879	1,423,921	1,420,556	1,407,050	1,467,392	1,423,962	1,419,186	1,374,046	1,353,075	1,294,369	1,305,201	1,291,824	1,260,336	1,274,585	1,264,826	1,265,725	1,235,951	1,219,034	1,195,817	1,102,064	1,148,687	1,143,207	1,134,162	1,077,945	1,078,377	1,056,112	1,040,762	960,730	954,029	1,036,691	1,080,701	1,059,884	1,003,787	1,050,796	1,116,930	1,119,008	1,126,833	1,103,185	1,122,853	1,108,143	1,045,793	1,067,667	1,053,325	1,044,259	1,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,659	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,529	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,820	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,978	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,115	13,286	13,457	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721	10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,494	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™Index
Account Value	$ 24,773	24,409	24,472	22,780	23,126	22,203	23,797	22,854	21,675	22,257	20,102	18,442	19,635	20,796	21,646	20,621	19,002	19,341	19,597	20,360	20,850	18,954	20,153	19,337	17,644	19,501	20,034	18,155	20,073	20,006	21,869	21,527	21,287	23,220	22,482	23,461	22,364	23,091	22,578	22,981	22,712	22,665	21,795	21,442	20,129	19,647	18,258	15,700	15,421	15,830	15,144	14,564	14,155	13,182	11,507	14,696	16,041	16,374	16,035	15,375	15,086	14,823	15,441	15,282	14,270	15,363	14,842	14,966	14,291	12,815	14,392	14,126	15,722	15,964	15,307	15,017	14,909	14,239	14,206	14,070	14,674	14,240	14,192	13,740	13,531	12,944	13,052	12,918	12,603	12,746	12,648	12,657	12,360	12,190	11,958	11,021	11,487	11,432	11,342	10,779	10,784	10,561	10,408	9,607	9,540	10,367	10,807	10,599	10,038	10,508	11,169	11,190	11,268	11,032	11,229	11,081	10,458	10,677	10,533	10,443	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 11,605,069	11,524,524	11,699,286	10,620,275	10,719,434	10,207,359	10,980,172	10,600,679	10,033,375	10,439,400	9,302,756	8,530,650	9,155,012	9,727,703	10,239,992	9,649,868	8,924,307	9,007,513	9,172,418	9,632,665	9,798,165	8,927,989	9,547,654	9,329,732	8,404,490	9,295,311	9,489,492	8,592,420	9,362,413	9,348,286	10,376,715	10,249,153	10,140,899	11,221,206	10,976,020	11,453,275	10,985,940	11,319,699	11,072,036	11,486,810	11,268,489	11,245,305	11,014,023	10,904,501	10,264,749	9,772,952	8,994,890	7,594,952	7,439,148	7,696,227	7,285,725	7,089,499	6,847,459	6,429,088	5,652,669	7,221,688	7,885,507	8,146,787	7,918,462	7,605,388	7,410,229	7,259,191	7,636,223	7,592,511	7,091,316	7,689,336	7,436,707	7,595,679	7,220,311	6,490,176	7,365,039	7,249,804	8,133,204	8,333,647	7,989,232	7,852,377	7,796,509	7,350,339	7,287,338	7,194,289	7,484,085	7,293,476	7,323,032	7,117,899	7,057,736	6,643,145	6,728,748	6,679,125	6,455,954	6,590,021	6,518,536	6,510,017	6,386,760	6,361,667	6,188,274	5,567,437	5,845,324	5,780,934	5,680,480	5,360,426	5,363,808	5,245,650	5,164,594	4,782,865	4,783,079	5,244,228	5,521,460	5,347,511	5,062,300	5,323,487	5,680,451	5,747,245	5,704,527	5,577,199	5,723,155	5,625,158	5,309,927	5,486,403	5,334,373	5,329,596	5,000,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™Index
Account Value	$ 12,386,284	12,204,583	12,236,038	11,389,827	11,563,104	11,101,330	11,898,437	11,426,841	10,837,337	11,128,409	10,051,187	9,221,110	9,817,393	10,398,110	10,823,045	10,310,446	9,501,083	9,670,649	9,798,481	10,180,087	10,424,752	9,477,175	10,076,473	9,668,310	8,821,911	9,750,676	10,016,931	9,077,685	10,036,596	10,002,826	10,934,471	10,763,339	10,643,466	11,609,806	11,241,107	11,730,479	11,182,190	11,545,314	11,289,060	11,490,330	11,356,103	11,332,633	10,897,283	10,720,953	10,064,377	9,823,659	9,128,774	7,849,981	7,710,349	7,914,987	7,572,155	7,281,988	7,077,583	6,590,765	5,753,564	7,348,076	8,020,619	8,186,843	8,017,310	7,687,376	7,542,975	7,411,583	7,720,435	7,640,953	7,134,771	7,681,269	7,421,219	7,482,851	7,145,386	6,407,680	7,196,209	7,062,813	7,860,878	7,981,811	7,653,530	7,508,261	7,454,394	7,119,606	7,102,779	7,035,248	7,336,958	7,119,812	7,095,932	6,870,231	6,765,373	6,471,847	6,526,004	6,459,120	6,301,678	6,372,924	6,324,131	6,328,623	6,179,753	6,095,170	5,979,086	5,510,321	5,743,437	5,716,035	5,670,811	5,389,726	5,391,886	5,280,558	5,203,808	4,803,650	4,770,143	5,183,454	5,403,503	5,299,419	5,018,936	5,253,982	5,584,648	5,595,042	5,634,163	5,515,926	5,614,264	5,540,713	5,228,963	5,338,334	5,266,626	5,221,296	5,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,614,542	4,487,412	4,395,855	4,471,925	4,189,425	3,952,790	4,127,878	4,056,467	3,797,382	3,704,974	3,547,868	3,199,128	3,245,333	3,431,977	3,463,072	3,350,204	3,135,763	2,999,071	2,969,771	2,779,757	2,813,167	2,596,736	2,812,015	2,689,464	2,540,949	2,814,570	2,952,090	2,635,745	2,862,486	2,930,616	3,333,131	3,207,655	3,349,938	3,664,439	3,588,567	3,566,759	3,282,449	3,477,191	3,351,869	3,244,928	3,053,367	3,096,191	2,898,950	2,849,987	2,850,647	2,871,895	2,745,621	2,490,604	2,578,163	2,705,454	2,452,387	2,277,183	2,182,161	2,044,879	1,781,299	1,975,655	2,120,033	2,073,675	2,012,943	1,927,436	1,874,588	1,874,355	1,888,821	1,847,112	1,728,411	1,844,963	1,765,211	1,716,358	1,657,069	1,520,405	1,663,422	1,645,940	1,807,587	1,797,540	1,704,352	1,655,746	1,639,955	1,571,092	1,565,623	1,609,767	1,653,114	1,543,774	1,531,848	1,486,683	1,431,227	1,412,857	1,387,424	1,351,502	1,355,072	1,320,730	1,291,200	1,276,436	1,225,533	1,185,580	1,171,083	1,146,145	1,173,707	1,169,430	1,175,269	1,122,294	1,126,719	1,105,256	1,115,442	1,044,968	1,045,414	1,107,227	1,123,718	1,120,572	1,031,734	1,057,904	1,126,303	1,089,362	1,108,897	1,093,505	1,088,056	1,100,573	1,031,798	1,047,843	1,058,875	1,026,352	1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,072,712	$ 22,437,058	$ 21,979,275	$ 22,359,623	$ 20,947,124	$ 19,763,952	$ 20,639,388	$ 20,282,333	$ 18,986,912	$ 18,524,872	$ 17,739,340	$ 15,995,638	$ 16,226,666	$ 17,159,887	$ 17,315,359	$ 16,751,022	$ 15,678,817	$ 14,995,354	$ 14,848,854	$ 13,898,787	$ 14,065,837	$ 12,983,680	$ 14,060,073	$ 13,447,319	$ 12,704,746	$ 14,072,849	$ 14,760,449	$ 13,178,725	$ 14,312,432	$ 14,653,081	$ 16,665,654	$ 16,038,274	$ 16,749,692	$ 18,322,196	$ 17,942,834	$ 17,833,797	$ 16,412,243	$ 17,385,957	$ 16,759,344	$ 16,224,640	$ 15,266,833	$ 15,480,955	$ 14,494,752	$ 14,249,934	$ 14,253,233	$ 14,359,477	$ 13,728,106	$ 12,453,019	$ 12,890,815	$ 13,527,272	$ 12,261,937	$ 11,385,915	$ 10,910,804	$ 10,224,397	$ 8,906,493	$ 9,878,274	$ 10,600,164	$ 10,368,377	$ 10,064,714	$ 9,637,179	$ 9,372,940	$ 9,371,777	$ 9,444,107	$ 9,235,560	$ 8,642,053	$ 9,224,816	$ 8,826,056	$ 8,581,792	$ 8,285,344	$ 7,602,027	$ 8,317,112	$ 8,229,699	$ 9,037,933	$ 8,987,701	$ 8,521,762	$ 8,278,728	$ 8,199,777	$ 7,855,461	$ 7,828,113	$ 8,048,837	$ 8,265,568	$ 7,718,870	$ 7,659,242	$ 7,433,416	$ 7,156,136	$ 7,064,286	$ 6,937,120	$ 6,757,510	$ 6,775,360	$ 6,603,648	$ 6,455,998	$ 6,382,180	$ 6,127,663	$ 5,927,901	$ 5,855,417	$ 5,730,726	$ 5,868,537	$ 5,847,148	$ 5,876,344	$ 5,611,471	$ 5,633,597	$ 5,526,280	$ 5,577,209	$ 5,224,839	$ 5,227,069	$ 5,536,137	$ 5,618,589	$ 5,602,862	$ 5,158,671	$ 5,289,522	$ 5,631,517	$ 5,446,811	$ 5,544,486	$ 5,467,525	$ 5,440,280	$ 5,502,864	$ 5,158,990	$ 5,239,217	$ 5,294,375	$ 5,131,758	$ 5,000,000